Cover	Aug. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-52140
Entity Registrant Name	TURNONGREEN, INC.
Entity Central Index Key	0001349706
Entity Tax Identification Number	20-5648820
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1421 McCarthy Blvd.
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	(510)
Local Phone Number	657-2635
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false